Provision (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Provision

	Provision for warranty	Provision for onerous contract	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
At January 1, 2021	255,439	13,639	269,078	38,706
Provision made	292,157	4,829	296,986	42,720
Provision utilized	(299,397)	—	(299,397)	(43,067)
Provision reversed	—	(13,639)	(13,639)	(1,962)

At December 31, 2021 and January 1, 2022	248,199	4,829	253,028	36,397
Provision made	317,076	—	317,076	45,610
Provision utilized	(345,161)	—	(345,161)	(49,650)
Provision reversed	—	(4,829)	(4,829)	(695)

At December 31, 2022	220,114	—	220,114	31,662